FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 136	$ 160
Investments at fair value through profit and loss	464	392
Derivative liabilities	171	139
Fair Value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other	2	0
Investments at fair value through profit and loss	464	392
Total Assets	600	552
Total Liabilities	171	139
Fair Value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other	0	0
Investments at fair value through profit and loss	464	392
Total Assets	464	392
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other	2	0
Investments at fair value through profit and loss	0	0
Total Assets	136	160
Total Liabilities	171	139
Fair Value, measurements, recurring | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	66	83
Derivative liabilities	134	93
Fair Value, measurements, recurring | Foreign exchange derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair Value, measurements, recurring | Foreign exchange derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	66	83
Derivative liabilities	134	93
Fair Value, measurements, recurring | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	68	77
Derivative liabilities	37	46
Fair Value, measurements, recurring | Interest rate derivatives | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0	0
Derivative liabilities	0	0
Fair Value, measurements, recurring | Interest rate derivatives | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	68	77
Derivative liabilities	$ 37	$ 46